Quarterly Financial Information (unaudited) (Tables)	12 Months Ended
Feb. 01, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

	FISCAL YEAR ENDED FEBRUARY 1, 2015
	FIRST QUARTER 5/4/2014	SECOND QUARTER 8/3/2014	THIRD QUARTER 11/2/2014	FOURTH QUARTER 2/1/2015
Total revenues	$194,823	$181,385	$163,474	$207,069
Income (loss) before provision (benefit) for income taxes	16,219	(20,923)	(6,814)	23,012
Net income (loss)	11,461	(13,878)	(4,607)	14,660
Net income (loss) per share of common stock:
Basic	$0.35	$(0.42)	$(0.13)	$0.37
Diluted	$0.34	$(0.42)	$(0.13)	$0.34
Weighted average number of shares outstanding:
Basic	33,204,272	33,204,272	34,881,763	39,969,230
Diluted	34,136,340	33,204,272	34,881,763	43,341,818
Stores open at end of period	68	69	70	73

	FISCAL YEAR ENDED FEBRUARY 2, 2014
	FIRST QUARTER 5/5/2013	SECOND QUARTER 8/4/2013	THIRD QUARTER 11/3/2013	FOURTH QUARTER 2/2/2014
Total revenues	$168,155	$153,723	$142,330	$171,371
Income (loss) before provision (benefit) for income taxes	10,554	(794)	(12,910)	6,380
Net income (loss)	7,550	(98)	(10,160)	4,877
Net income (loss) per share of common stock:
Basic	$0.23	$—	$(0.31)	$0.15
Diluted	$0.22	$—	$(0.31)	$0.14
Weighted average number of shares outstanding:
Basic	33,186,273	33,186,273	33,186,273	33,191,811
Diluted	33,916,570	33,186,273	33,186,273	34,034,149
Stores open at end of period	61	62	64	66